Activities of Orange Bank - Book value of derivatives, net (Details) - Derivatives [member] - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (74)	€ (46)	€ (60)
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (74)